Nature of Operations and Going Concern (Details) - USD ($)						1 Months Ended	12 Months Ended
	Oct. 30, 2024	Nov. 28, 2023	Sep. 18, 2023	Apr. 06, 2023	Sep. 30, 2022	Jan. 16, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Nature of Operations and Going Concern [Line Items]
Cash flow from operations							$ (4,858,659)	$ (6,301,472)	$ (3,724,494)
Accumulated deficit							$ (24,022,741)	$ (18,768,063)
Common shares (in Shares)		1			1
Description of currency exchange rate							The change in the functional currency was accounted for prospectively from the date of the change by translating all items of the financial statement into the new functional currency using the exchange rate of $0.7327 CAD/USD at the date of the change.
public offering [Member]
Nature of Operations and Going Concern [Line Items]
Gross proceeds	$ 350,400		$ 2,250,000	$ 3,500,000
Net proceeds			$ 1,800,000	$ 2,900,000
Private Placement [Member]
Nature of Operations and Going Concern [Line Items]
Gross proceeds						$ 2,400,000
Ordinary shares [member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share (in Dollars per share)		$ 0.0333			$ 0.0333